Selected Quarterly Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data [Abstract]
Selected Quarterly Data (Unaudited)

(15) Selected Quarterly Data (Unaudited)

	September 30,	September 30,	September 30,	September 30,
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Net sales	$272,788	$282,568	$294,860	$282,150
Gross profit (a)	33,219	35,165	33,233	29,770
Net income (loss) (b)	2,703	3,697	3,803	(11,963)
Basic earnings (loss) per share	$0.12	$0.16	$0.17	$(0.52)
Diluted earnings (loss) per share	$0.12	$0.16	$0.16	$(0.52)
Common stock dividends declared	$—	$—	$—	$—

2010
Net sales	$222,996	$240,132	$244,938	$235,640
Gross profit (a)	19,899	26,090	27,111	25,785
Net (loss) income	(4,622)	408	72	(1,498)
Basic (loss) earnings per share	$(0.20)	$0.02	$0.00	$(0.07)
Diluted (loss) earnings per share	$(0.20)	$0.02	$0.00	$(0.07)
Common stock dividends declared	$—	$—	$—	$—

(a)	Gross profit equals net sales minus cost of materials, warehouse, processing, and delivery costs and less depreciation and amortization expense.

(b)	Fourth quarter results include fees incurred as a result of the acquisition of Tube Supply and the related debt refinancing in December 2011. The results of Tube Supply are included in the fourth quarter results for the two-week period ended December 31, 2011.